UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11 /30 /14

This N-CSR relates only to the series of the Registrant listed below, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Emerging Markets Debt
Local Currency Fund

SEMIANNUAL REPORT November 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Options Written
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Debt
Local Currency Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the 6-month period from June 1, 2014, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Contrary to most analysts’ expectations, U.S. fixed-income securities generally gained value as long-term interest rates fell during 2014. Under most circumstances, bond yields tend to climb and prices fall during economic recoveries such as the one that prevailed over the past 6 months. However, international developments led to a surge in demand for a relatively limited supply of U.S. government securities, causing a supply-and-demand imbalance that drove yields lower and prices higher. Higher yielding sectors of the bond market also fared well as credit conditions improved in the recovering U.S. economy. While these factors helped support prices of the short-duration securities held by the fund, their impact was far more beneficial among longer duration bonds.

We currently hold a relatively cautious view of the near- to intermediate-term prospects for fixed-income securities. We believe the U.S. economy appears likely to continue to accelerate as several longstanding drags — including tight fiscal policies and private sector deleveraging — fade from the scene. In an improving economic environment, the Federal Reserve Board (the “Fed”) may begin to raise short-term interest rates sometime in 2015. In addition, the end of the Fed’s quantitative easing program has removed a degree of investor demand from the market. Therefore, selectivity and a long-term perspective seem poised to become more important determinants of investment success.As always, we urge you to talk regularly with your financial advisor to assess the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through November 30, 2014, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2014, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of –6.88%, Class C shares returned –7.21%, Class I shares returned –6.74%, and Class Y shares returned –6.72%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index – Emerging Markets Diversified (the “Index”), produced a –5.94% total return for the same period.2

A strengthening U.S. dollar eroded the value of foreign currencies and bonds denominated in those currencies for U.S. residents over the reporting period.The fund lagged its benchmark, mainly due to overweighted exposure to the Russian ruble.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models.A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations.We also consider technical market factors and the global risk environment. We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

Strong U.S. Dollar Hurt Local Currency-Denominated Investments

Although foreign currencies and local bonds fared relatively well over the first half of the reporting period amid sluggish global economic growth, a surging U.S. dollar more than offset those gains over the second half. Fears of deflation in Europe, an economic slowdown in China, and intensifying geopolitical tensions sparked a flight to quality among global investors, who flocked to the relative safe havens of U.S.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

dollar-denominated assets. As a result, the U.S. dollar strengthened substantially, eroding the value of foreign currency-denominated assets held by U.S. residents.

The effects of these currency movements were exacerbated by plummeting oil prices over the final months of the reporting period. Fears of a glut of supply and sluggish global demand sent oil prices sharply lower. Consequently, the currencies of natural resource-producing countries, including Russia and Nigeria, were especially hard hit, while importers of energy and industrial commodities held up relatively well.

The impact of the rising U.S. dollar effectively overwhelmed a generally favorable environment for emerging markets bonds. Long-term interest rates fell and bond prices climbed in developing nations with credible monetary and fiscal policies, such as Brazil, Mexico, and South Africa. Bonds from these markets produced positive total returns for local and European investors over the reporting period. For U.S. investors, however, all but one of the bond markets represented in the benchmark produced negative absolute returns.

Russian Ruble Weighed on Fund Results

The fund’s relative results were undermined during the reporting period by an overweighted position in bonds denominated in the Russian ruble, which we favored due to their generous yields and the country’s current account surplus and low debt levels. Although we eliminated the overweighted position in October due to intensifying geopolitical concerns, the weak ruble already had dampened fund performance.To a lesser degree, overweighted exposure to the Brazilian real also hurt relative performance, particularly after presidential election results disappointed many investors in the fall. Returns from the fund’s bond holdings were constrained by underweighted exposure to Hungary and Turkey, where questionable fundamentals discouraged us from establishing more robust positions.

The fund achieved better results compared to its benchmark from an overweighted position in the Nigerian naira, which remained relatively stable early in the reporting period. The fund further benefited when we eliminated the position as oil prices began to fall and Nigeria’s central bank allowed the naira to devalue. The fund also received positive relative results from underweighted exposure to the Hungarian forint and Romanian lei. Overweighted positions in bonds from Mexico, Poland, and Nigeria helped bolster relative performance.

4

At times during the reporting period, we employed futures contracts to establish the fund’s currency positions.

Strategies for a More Diverse Global Economy

We recently have seen signs of greater divergence in economic conditions in both emerging and developed markets. In addition, geopolitical tensions have continued to escalate in some parts of the world. While these developments are likely to lend further support to the U.S. dollar against some emerging market currencies, others may benefit from changes in economic conditions and market sentiment.

Therefore, we expect the fund to take larger positions in markets that appear poised to do well and smaller positions in areas that seem likely to struggle. We also have established a slightly long average duration, which should position the fund to benefit from falling long-term interest rates in certain markets.

December 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits, and low savings rate, political factors, and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: FACTSET — The JPMorgan Government Bond Index – Emerging Markets Diversified is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds.The Index does not include fund fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.10	$9.71	$4.60	$4.36
Ending value (after expenses)	$931.20	$927.90	$932.60	$932.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.38	$10.15	$4.81	$4.56
Ending value (after expenses)	$1,018.75	$1,014.99	$1,020.31	$1,020.56

† Expenses are equal to the fund’s annualized expense ratio of 1.26% for Class A, 2.01% for Class C, .95% for
Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

November 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—88.6%		Rate (%)	Date	Amount ($)	[a]	Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	332,200,000	[b]	5,731,451
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,283,500,000		39,397,253
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	36,800,000	[c]	12,586,278
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	235,960,000		92,163,200
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	230,670,000		85,672,423
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,870,000,000		6,707,012
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	15,359,500,000		6,334,554
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	93,325,700,000		43,783,663
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	25,169,600,000		14,090,903
Empresas Publicas
de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	7,775,000,000	[b]	3,562,533
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	[c]	23,898,795
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	19,500,000,000	[b]	9,049,295
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	8,727,790,000		42,445,982
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR70	IDR	8.38	3/15/24	10,680,000,000		917,785
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR44	IDR	10.00	9/15/24	64,069,000,000		5,997,696

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0512	MYR	3.31	10/31/17	47,000,000		13,763,254
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0511	MYR	3.58	9/28/18	74,000,000		21,803,146
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0413	MYR	3.84	4/15/33	42,090,000		11,837,251
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 1/06	MYR	4.26	9/15/16	65,640,000		19,661,999
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	9,340,000		3,869,299
Mexican Government,
Bonds, Ser. M	MXN	5.00	6/15/17	260,000,000		19,215,072
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	164,500,000		15,602,796
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	234,705,000		23,421,361
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	1,415,155,000		8,583,662
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	1,758,405,000		11,138,371
Peruvian Government,
Bonds	PEN	5.70	8/12/24	44,217,000	[b]	15,397,769
Peruvian Government,
Unscd. Bonds	PEN	6.90	8/12/37	6,115,000		2,221,376
Peruvian Government,
Bonds	PEN	6.95	8/12/31	116,200,000		42,887,173

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Peruvian Government,
Bonds	PEN	8.20	8/12/26	12,430,000		5,217,786
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	179,270,000		13,093,339
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	544,800,000	[b]	39,790,546
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		9,158,372
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	493,035,000	[b]	38,266,086
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	1,505,000,000		35,107,171
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	80,000,000		2,004,231
Polish Government,
Bonds, Ser. 1023	PLN	4.00	10/25/23	65,000,000		22,019,125
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	40,565,000		14,191,970
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	205,410,000		76,509,586
Romanian Government,
Bonds, Ser. 10Y	RON	5.85	4/26/23	31,800,000		10,410,152
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	188,960,000		58,115,359
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	738,900,000		14,129,608
Russian Agricultural
Bank, Sr. Unscd.
Notes	RUB	7.88	2/7/18	938,300,000		16,015,161

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	1,515,400,000		27,386,747
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000		9,830,126
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	312,575,000		4,814,157
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	586,575,000		10,276,841
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	416,600,000		7,160,835
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	565,410,000		9,724,371
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	103,300,000		8,436,643
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	397,075,000		36,375,329
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	1,006,870,000		110,926,031
South African Government,
Bonds, Ser. R158	ZAR	13.50	9/15/15	336,000,000		32,023,692
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	[b]	14,268,506
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	65,498,000		28,585,717
Turkish Government,
Bonds	TRY	7.10	3/8/23	43,500,000		18,847,911
Turkish Government,
Bonds	TRY	8.80	9/27/23	61,800,000		29,837,265
Turkish Government,
Bonds	TRY	9.00	1/27/16	72,190,000		33,114,977
Total Bonds and Notes
(cost $1,558,595,717)						1,337,378,992

Short-Term Investments—.3%
U.S. Treasury Bills;
0.02%, 2/19/15
(cost $4,829,810)				4,830,000	[d]	4,830,029

10

Other Investment—3.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $55,107,846)	55,107,846 [e]	55,107,846
Total Investments (cost $1,618,533,373)	92.6%	1,397,316,867
Cash and Receivables (Net)	7.4%	111,159,901
Net Assets	100.0%	1,508,476,768

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NGN— Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
TRY—Turkish Lira
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2014, these securities were valued at $122,503,653 or 8.1% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Held by a broker as collateral for open forward foreign currency exchange contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
South Africa	15.0	Peru	4.3
Brazil	12.6	Short-Term/
Mexico	10.8	Money Market Investments	4.0
Russia	9.6	Hungary	2.8
Poland	7.5	Philippines	2.5
Turkey	7.3	Nigeria	1.3
Colombia	5.1	Indonesia	.5
Romania	4.5	Chile	.4
Malaysia	4.4		92.6

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF OPTIONS WRITTEN

November 30, 2014 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Option:
Brazilian Real,
December 2014 @ BRL 2.47
(premiums received $122,931)	7,850,000	(1,075)

BRL—Brazilian Real
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,563,425,527	1,342,209,021
Affiliated issuers	55,107,846	55,107,846
Cash denominated in foreign currencies	80,996,786	79,902,601
Dividends and interest receivable		27,041,282
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		6,396,328
Unrealized appreciation on swap agreements—Note 4		1,740,592
Receivable for shares of Beneficial Interest subscribed		586,814
Prepaid expenses		56,765
		1,513,041,249
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,692,660
Cash overdraft due to Custodian		376,950
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4		2,222,286
Payable for shares of Beneficial Interest redeemed		100,022
Outstanding options written, at value (premiums received
$122,931)—See Statement of Options Written—Nove 4		1,075
Accrued expenses		171,488
		4,564,481
Net Assets ($)		1,508,476,768
Composition of Net Assets ($):
Paid-in capital		1,835,722,345
Accumulated undistributed investment income—net		37,119,855
Accumulated net realized gain (loss) on investments		(146,329,923)
Accumulated net unrealized appreciation (depreciation) on
investments, options transactions, swap transactions
and foreign currency transactions		(218,035,509)
Net Assets ($)		1,508,476,768

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	27,362,303	10,009,585	1,364,696,073	106,408,807
Shares Outstanding	2,058,740	768,847	102,234,321	7,969,724
Net Asset Value Per Share ($)	13.29	13.02	13.35	13.35
See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest (net of $19,068 foreign taxes withheld at source)	55,519,134
Dividends;
Affiliated issuers	30,531
Total Income	55,549,665
Expenses:
Management fee—Note 3(a)	6,321,045
Custodian fees—Note 3(c)	959,302
Shareholder servicing costs—Note 3(c)	636,069
Professional fees	53,558
Distribution fees—Note 3(b)	46,723
Registration fees	38,324
Trustees’ fees and expenses—Note 3(d)	33,263
Prospectus and shareholders’ reports	23,904
Loan commitment fees—Note 2	8,495
Miscellaneous	6,685
Total Expenses	8,127,368
Less—reduction in fees due to earnings credits—Note 3(c)	(942)
Net Expenses	8,126,426
Investment Income—Net	47,423,239
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(48,389,484)
Net realized gain (loss) on options transactions	386,530
Net realized gain (loss) on swap transactions	3,492,850
Net realized gain (loss) on forward foreign currency exchange contracts	(10,880,137)
Net Realized Gain (Loss)	(55,390,241)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	(106,392,113)
Net unrealized appreciation (depreciation) on options transactions	121,856
Net unrealized appreciation (depreciation) on swap transactions	(1,423,210)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	2,373,426
Net Unrealized Appreciation (Depreciation)	(105,320,041)
Net Realized and Unrealized Gain (Loss) on Investments	(160,710,282)
Net (Decrease) in Net Assets Resulting from Operations	(113,287,043)
See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014[a]
Operations ($):
Investment income—net	47,423,239	139,281,482
Net realized gain (loss) on investments	(55,390,241)	(204,458,707)
Net unrealized appreciation
(depreciation) on investments	(105,320,041)	7,212,581
Net Increase (Decrease) in Net Assets
Resulting from Operations	(113,287,043)	(57,964,644)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(211,012)	(1,078,242)
Class C	(54,857)	(269,125)
Class I	(10,390,242)	(61,750,376)
Class Y	(928,822)	(470,790)
Net realized gain on investments:
Class A	—	(295,012)
Class C	—	(92,917)
Class I	—	(10,955,231)
Class Y	—	(359,606)
Total Dividends	(11,584,933)	(75,271,299)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,353,301	11,554,307
Class C	191,013	1,481,031
Class I	195,589,595	1,063,012,099
Class Y	54,252,089	77,640,776
Dividends reinvested:
Class A	186,177	1,111,156
Class C	—	133,875
Class I	2,744,818	24,752,594
Class Y	715,315	830,384
Cost of shares redeemed:
Class A	(22,467,206)	(51,923,825)
Class C	(3,902,838)	(12,589,492)
Class I	(415,951,193)	(3,234,905,480)
Class Y	(17,829,303)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(202,118,232)	(2,118,902,575)
Total Increase (Decrease) in Net Assets	(326,990,208)	(2,252,138,518)
Net Assets ($):
Beginning of Period	1,835,466,976	4,087,605,494
End of Period	1,508,476,768	1,835,466,976
Undistributed investment income—net	37,119,855	1,281,549

The Fund 15

STATMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	307,173	832,740
Shares issued for dividends reinvested	13,781	79,828
Shares redeemed	(1,581,711)	(3,722,841)
Net Increase (Decrease) in Shares Outstanding	(1,260,757)	(2,810,273)
Class C
Shares sold	13,912	106,680
Shares issued for dividends reinvested	—	9,765
Shares redeemed	(283,725)	(921,629)
Net Increase (Decrease) in Shares Outstanding	(269,813)	(805,184)
Class Ib
Shares sold	13,786,497	76,055,045
Shares issued for dividends reinvested	202,420	1,775,174
Shares redeemed	(29,225,621)	(232,320,128)
Net Increase (Decrease) in Shares Outstanding	(15,236,704)	(154,489,909)
Class Yb
Shares sold	3,723,740	5,406,461
Shares issued for dividends reinvested	52,713	59,288
Shares redeemed	(1,272,478)	—
Net Increase (Decrease) in Shares Outstanding	2,503,975	5,465,749

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended November 30, 2014, 3,487,947 Class I shares representing $50,928,635 were exchanged for 3,485,560 ClassY shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2014			Year Ended May 31,
Class A Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	14.38	14.57	13.32	15.22	13.39	12.11
Investment Operations:
Investment income—net[a]	.37	.64	.61	.67	.65	.55
Net realized and unrealized
gain (loss) on investments	(1.37)	(.55)	.98	(1.87)	1.61	.96
Total from Investment Operations	(1.00)	.09	1.59	(1.20)	2.26	1.51
Distributions:
Dividends from
investment income—net	(.09)	(.21)	(.34)	(.59)	(.36)	(.18)
Dividends from net realized
gain on investments	—	(.07)	—	(.11)	(.07)	(.05)
Total Distributions	(.09)	(.28)	(.34)	(.70)	(.43)	(.23)
Net asset value, end of period	13.29	14.38	14.57	13.32	15.22	13.39
Total Return (%)[b]	(6.88)[c]	.62	11.83	(8.12)	17.21	12.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.26 [d]	1.25	1.24	1.22	1.27	1.50
Ratio of net expenses
to average net assets	1.26 [d]	1.25	1.24	1.22	1.27	1.32
Ratio of net investment income
to average net assets	5.33 [d]	4.59	4.09	4.64	4.48	4.22
Portfolio Turnover Rate	24.43 [c]	61.76	58.82	112.87	97.99	74.25
Net Assets, end of period
($ x 1,000)	27,362	47,720	89,327	78,351	79,957	38,428

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2014			Year Ended May 31,
Class C Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	14.11	14.35	13.14	15.06	13.29	12.07
Investment Operations:
Investment income—net[a]	.32	.56	.48	.55	.53	.46
Net realized and unrealized
gain (loss) on investments	(1.35)	(.57)	.97	(1.85)	1.60	.95
Total from Investment Operations	(1.03)	(.01)	1.45	(1.30)	2.13	1.41
Distributions:
Dividends from
investment income—net	(.06)	(.16)	(.24)	(.51)	(.29)	(.14)
Dividends from net realized
gain on investments	—	(.07)	—	(.11)	(.07)	(.05)
Total Distributions	(.06)	(.23)	(.24)	(.62)	(.36)	(.19)
Net asset value, end of period	13.02	14.11	14.35	13.14	15.06	13.29
Total Return (%)[b]	(7.21)[c]	(.12)	10.98	(8.83)	16.28	11.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.01 [d]	1.99	2.00	1.96	1.99	2.27
Ratio of net expenses
to average net assets	2.01 [d]	1.99	2.00	1.96	1.99	2.09
Ratio of net investment income
to average net assets	4.58 [d]	4.04	3.25	3.84	3.65	3.53
Portfolio Turnover Rate	24.43 [c]	61.76	58.82	112.87	97.99	74.25
Net Assets, end of period
($ x 1,000)	10,010	14,651	26,463	24,306	14,953	1,888

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

Six Months Ended
November 30, 2014				Year Ended May 31,
Class I Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	14.42	14.60	13.34	15.25	13.42	12.12
Investment Operations:
Investment income—net[a]	.40	.69	.65	.70	.69	.41
Net realized and
unrealized gain (loss)
on investments	(1.37)	(.56)	.99	(1.88)	1.62	1.14
Total from
Investment Operations	(.97)	.13	1.64	(1.18)	2.31	1.55
Distributions:
Dividends from
investment income—net	(.10)	(.24)	(.38)	(.62)	(.41)	(.20)
Dividends from net realized
gain on investments	—	(.07)	—	(.11)	(.07)	(.05)
Total Distributions	(.10)	(.31)	(.38)	(.73)	(.48)	(.25)
Net asset value,
end of period	13.35	14.42	14.60	13.34	15.25	13.42
Total Return (%)	(6.74)[b]	.94	12.18	(7.94)	17.45	12.94
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.95 [c]	1.00	.94	.93	.97	1.02
Ratio of net expenses
to average net assets	.95 [c]	1.00	.94	.93	.97	1.01
Ratio of net investment
income to average
net assets	5.64 [c]	4.96	4.35	4.88	4.73	3.60
Portfolio Turnover Rate	24.43 [b]	61.76	58.82	112.87	97.99	74.25
Net Assets,
end of period
($ x 1,000)	1,364,696	1,694,214	3,971,815	2,783,546	2,304,400	561,401

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2014	Year Ended
Class Y Shares	(Unaudited)	May 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	14.43	13.89
Investment Operations:
Investment income—net[b]	.41	.63
Net realized and unrealized gain (loss) on investments	(1.38)	.07
Total from Investment Operations	(.97)	.70
Distributions:
Dividends from investment income—net	(.11)	(.09)
Dividends from net realized gain on investments	—	(.07)
Total Distributions	(.11)	(.16)
Net asset value, end of period	13.35	14.43
Total Return (%)[c]	(6.72)	5.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.90	.92
Ratio of net expenses
to average net assets[d]	.90	.92
Ratio of net investment income
to average net assets[d]	5.69	5.39
Portfolio Turnover Rate	24.43 [c]	61.76
Net Assets, end of period ($ x 1,000)	106,409	78,882

a	From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund.The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

22

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are val-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on

24

each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign
Government	—	1,337,378,992	—	1,337,378,992
Mutual Funds	55,107,846	—	—	55,107,846
U.S. Treasury	—	4,830,029	—	4,830,029
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	6,396,328	—	6,396,328
Swaps†	—	1,740,592	—	1,740,592
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	(2,222,286)	—	(2,222,286)
Options Written	—	(1,075)	—	(1,075)

† Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2014($)	Purchases ($)	Sales ($)	11/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	73,519,715	485,362,053	503,773,922	55,107,846	3.7

26

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has unused capital loss carryover of $86,824,425 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2014.The fund has $75,209,474 of post-enactment short-term capital losses and $11,614,951 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2014 was as follows: ordinary income $63,579,433 and long-term capital gains $11,691,866. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to

28

October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended November 30, 2014, the Distributor retained $508 from commissions earned on sales of the fund’s Class A shares and $65 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2014, Class C shares were charged $46,723 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2014, Class A and Class C shares were charged $46,607 and $15,574, respectively, pursuant to the Shareholder Services Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $107,976 for transfer agency services and $24,941 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $942.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $959,302 pursuant to the custody agreement.

During the period ended November 30, 2014, the fund was charged $3,616 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $942,585, Distribution Plan fees $6,356, Shareholder Services Plan fees $7,869, custodian fees $626,640, Chief Compliance Officer fees $1,234 and transfer agency fees $107,976.

30

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2014, redemption fees charged and retained by the fund amounted to $53,291.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions, forward contracts and swap transactions, during the period ended November 30, 2014, amounted to $378,693,117 and $589,229,503, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and cur-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty.The Statement of

32

Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended November 30, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
May 31, 2014	—	—
Contracts written	31,690,000	568,460
Contracts terminated:
Contracts closed	15,800,000	318,497	58,999	259,498
Contracts expired	8,040,000	127,032	—	127,032
Total contracts
terminated	23,840,000	445,529	58,999	386,530
Contracts outstanding
November 30, 2014	7,850,000	122,931

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counter-party to the fund to cover the fund’s exposure to the counterparty.The following summarizes open forward contracts at November 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
12/2/2014[a]	37,415,000	14,784,447	14,520,108	(264,339)
12/2/2014[b]	18,480,000	7,545,937	7,171,765	(374,172)
2/3/2015[c]	17,375,000	6,778,901	6,619,594	(159,307)
Euro,
Expiring
1/30/2015[d]	12,470,000	15,513,054	15,512,825	(229)
Hungarian Forint,
Expiring:
1/30/2015[a]	5,762,100,000	23,428,885	23,334,523	(94,362)
1/30/2015[b]	7,009,625,000	28,507,158	28,386,570	(120,588)
1/30/2015[c]	2,037,770,000	8,289,346	8,252,268	(37,078)
1/30/2015[e]	1,319,920,000	5,369,020	5,345,222	(23,798)
1/30/2015[f]	5,187,880,000	21,101,638	21,009,130	(92,508)
Indian Rupee,
Expiring
1/30/2015[a]	3,824,040,000	61,084,461	60,793,373	(291,088)
Malaysian Ringgit,
Expiring
1/30/2015[a]	203,670,000	60,302,356	59,909,196	(393,160)
Peruvian New Sol,
Expiring
1/30/2015[g]	9,925,000	3,373,001	3,373,785	784
Polish Zloty,
Expiring:
1/30/2015[c]	62,545,000	18,594,605	18,532,566	(62,039)
1/30/2015[d]	89,590,000	26,625,773	26,546,208	(79,565)
1/30/2015[g]	29,800,000	8,852,581	8,829,970	(22,611)
Romanian Leu,
Expiring
1/30/2015[c]	46,205,000	13,031,277	12,945,188	(86,089)
Thai Baht,
Expiring
1/30/2015[d]	555,535,000	16,859,939	16,868,950	9,011

34

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Turkish Lira,
Expiring
1/30/2015[b]	53,580,000	23,802,754	23,826,305	23,551
Sales:		Proceeds ($)
Brazilian Real,
Expiring:
12/2/2014[c]	37,025,000	14,954,967	14,368,756	586,211
12/2/2014[d]	18,870,000	7,669,173	7,323,118	346,055
Chilean Peso,
Expiring
1/30/2015[a]	2,461,710,000	4,079,731	4,021,108	58,623
Colombian Peso,
Expiring
1/30/2015[a]	135,066,000,000	62,280,712	60,556,715	1,723,997
Hungarian Forint,
Expiring
12/1/2014[a]	523,667,400	2,133,459	2,124,310	9,149
Indonesian Rupiah,
Expiring:
1/30/2015[a]	48,817,315,000	3,989,973	3,957,369	32,604
1/30/2015[c]	36,587,835,000	2,990,424	2,965,988	24,436
Malaysian Ringgit,
Expiring
1/30/2015[c]	41,320,000	12,314,845	12,154,210	160,635
Mexican New Peso,
Expiring
1/30/2015[c]	352,340,000	25,804,892	25,226,163	578,729
Peruvian New Sol,
Expiring
1/30/2015[a]	16,370,000	5,540,701	5,564,620	(23,919)
Philippine Peso,
Expiring
1/30/2015[h]	770,110,000	17,073,717	17,097,598	(23,881)
Russian Ruble,
Expiring
1/30/2015[h]	787,450,000	17,051,897	15,459,404	1,592,493
Singapore Dollar,
Expiring
1/30/2015[c]	20,120,000	15,481,210	15,421,430	59,780
South African Rand,
Expiring
1/30/2015[a]	1,406,650,000	126,782,334	125,621,117	1,161,217

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
South Korean Won,
Expiring
1/30/2015[c]	49,965,500,000	44,899,894	44,973,447	(73,553)
Thai Baht,
Expiring
1/30/2015[c]	1,405,735,000	42,714,524	42,685,471	29,053
Gross Unrealized
Appreciation				6,396,328
Gross Unrealized
Depreciation				(2,222,286)

Counterparties:

a	Citigroup
b	Goldman Sachs International
c	JP Morgan Chase Bank
d	Barclays Bank
e	Morgan Stanley Capital Services
f	Royal Bank of Scotland
g	Deutsche Bank
h	Credit Suisse International

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the

36

Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at November 30, 2014:

OTC—Interest Rate Swaps

Notional	Currency/		Receive		Unrealized
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Appreciation ($)

303,250,000	MXN—28 Day	J.P. Morgan
	LIBOR	Chase Bank	6.84	1/25/2024	1,740,592

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of November 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	6,396,328	Foreign exchange risk[1,2]	(2,223,361)
Interest rate risk[3]	1,740,592
Gross fair value of
derivatives contracts	8,136,920		(2,223,361)

Statement of Assets and Liabilities location:
1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Outstanding options written, at value.
3	Unrealized depreciation on swap agreements.

The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Options	Forward	Swap
Underlying risk	Transactions[4]	Contracts[5]	Transactions[6]	Total
Interest rate	—	—	3,492,850	3,492,850
Foreign exchange	386,530	(10,880,137)	—	(10,493,607)
Total	386,530	(10,880,137)	3,492,850	(7,000,757)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Options	Forward	Swap
Underlying risk	Transactions[7]	Contracts[8]	Transactions[9]	Total
Interest rate	—	—	(1,423,210)	(1,423,210)
Foreign exchange	121,856	2,373,426	—	2,495,282
Total	121,856	2,373,426	(1,423,210)	1,072,072

Statement of Operations location:

4	Net realized gain (loss) on options transactions.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net realized gain (loss) on swap transactions.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments,

38

including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At November 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	—	(1,075)
Forward contracts	6,396,328	(2,222,286)
Swaps	1,740,592	—
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	8,136,920	(2,223,361)
Derivatives not subject to
Master Agreements	(1,592,493)	23,881
Total gross amount of assets and
liabilities subject to
Master Agreements	6,544,427	(2,199,480)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of November 30, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Barclays Bank	355,066	(79,794)	(275,272)	—
Citigroup	2,985,590	(1,066,868)	(1,690,000)	228,722
Deutsche Bank	784	(784)	—	—
Goldman Sachs
International	23,551	(23,551)	—	—
JP Morgan Chase Bank	3,179,436	(418,066)	(2,761,370)	—
Total	6,544,427	(1,589,063)	(4,726,642)	228,722

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Barclays Bank	(79,794)	79,794	—	—
Citigroup	(1,066,868)	1,066,868	—	—
Deutsche Bank	(22,611)	784	—	(21,827)
Goldman Sachs
International	(495,835)	23,551	472,284	—
JP Morgan Chase Bank	(418,066)	418,066	—	—
Morgan Stanley
Capital Services	(23,798)	—	23,798	—
Royal Bank of Scotland	(92,508)	—	—	(92,508)
Total	(2,199,480)	1,589,063	496,082	(114,335)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2014:

Average Market Value ($)
Foreign currency options contracts	34,581
Forward contracts	722,199,364

The following summarizes the average notional value of swap agreements outstanding during the period ended November 30, 2014:

Average Notional Value ($)
Interest rate swap agreements	30,085,838

At November 30, 2014, accumulated net unrealized depreciation on investments was $221,216,506, consisting of $6,940,791 gross unrealized appreciation and $228,157,297 gross unrealized depreciation.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Equity Income Fund

SEMIANNUAL REPORT November 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Equity Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2014, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period when the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Stocks of larger, better established companies rallied more strongly than those of smaller businesses over the last six months, on average, while growth stocks outperformed their value-oriented counterparts.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through November 30, 2014, as provided by Warren Chiang, C.Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2014, Dreyfus Equity Income Fund’s Class A shares produced a total return of 8.00%, Class C shares returned 7.58%, Class I shares returned 8.06%, and Class Y shares returned 7.89%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), provided a total return of 8.57% for the same period.2

U.S. equities continued to gain value during the reporting period as a domestic economic recovery gained momentum despite weakness in international markets. The fund modestly lagged its benchmark, mainly due to the general underperformance of dividend-paying stocks and a handful of disappointments among individual security selections.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income.To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying.When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, we generally select what we believe to be the most attractive of the higher ranked securities.We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Stocks Climbed Despite Occasional Bouts of Volatility

The reporting period began in the midst of a market rally as the U.S. economy bounced back in the wake of weather-related weakness and global geopolitical concerns. U.S. investors responded favorably to a declining unemployment rate, rising household wealth, intensifying manufacturing activity, subdued inflationary pressures, and falling long-term interest rates. These developments fueled expectations that monetary policymakers at the Federal Reserve Board would keep short-term interest rates low even as the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter of 2014.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The market encountered renewed volatility in July and September due to concerns that a weak global economy and plummeting commodity prices might derail the U.S. expansion. However, strong corporate earnings and solid domestic economic data—including an estimated 3.9% annualized GDP growth rate for the third quarter—drove the S&P 500 Index to a series of new record highs by the reporting period’s end.The dividend-paying stocks in which the fund primarily invests generally trailed their more growth-oriented counterparts in this constructive market environment.

Individual Stock Selections Determined Fund Performance

Our quantitative models worked well during the reporting period, enabling the fund to participate substantially in the S&P 500 Index’s gains despite the relative underperformance of dividend-paying stocks. Our valuation and quality criteria proved especially effective, while dividend yield factors produced less favorable results.

Nonetheless, some of the fund’s individual holdings lagged market averages and prevented the fund from matching or exceeding the benchmark’s results. Most notably, in the information technology sector, physical and digital communications systems provider Pitney Bowes lost value due to concerns regarding the impact on quarterly earnings of the restructuring of its physical mail business. Among energy companies, independent exploration-and-production company ConocoPhillips and offshore oil services provider Seadrill were hurt by falling oil prices, which dampened their customers’ production activity.

The fund achieved better results from other holdings. Semiconductor manufacturing giant Intel benefited from robust demand and pricing flexibility for the microprocessors used in cloud computing and data centers.Tobacco producer Altria Group was bolstered by improved cost controls and rising demand for its e-cigarette products. Electronic data storage specialist Seagate Technology reported better-than-expected quarterly earnings amid growing demand for cloud computing services.

Finding Ample Opportunities Meeting Our Investment Criteria

Although we employ a quantitative security selection process that evaluates the strengths and weaknesses of individual companies, it is worth noting that we remain cautiously optimistic regarding the prospects for U.S. stocks over the foreseeable

4

future. Despite persistent economic struggles in overseas markets and falling commodity prices, we expect the U.S. economic recovery to continue to support corporate earnings.

Therefore, as of the end of the reporting period, we have maintained the fund’s strategy of investing in a diverse array of companies with attractive valuations, improving business fundamentals, and generous dividend yields.We have identified a number of stocks meeting our criteria in the utilities, telecommunications services, and industrials sectors. In contrast, we have found relatively few opportunities in the financials, energy, information technology, and consumer discretionary sectors. In addition, we attempt to manage risks through our stock selection models, sector controls, and allocation limits for individual securities. In our judgment, this approach positions the fund well for today’s economic and market environments.

December 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s Class A, C and
I returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.74	$9.63	$4.43	$4.38
Ending value (after expenses)	$1,080.00	$1,075.80	$1,080.60	$1,078.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.57	$9.35	$4.31	$4.26
Ending value (after expenses)	$1,019.55	$1,015.79	$1,020.81	$1,020.86

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C, .85% for
Class I and .84% for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

November 30, 2014 (Unaudited)

Common Stocks—99.2%	Shares		Value ($)
Banks—3.2%
JPMorgan Chase & Co.	39,805		2,394,669
New York Community Bancorp	144,950		2,303,255
People’s United Financial	56,860		840,391
Wells Fargo & Co.	45,000		2,451,600
			7,989,915
Capital Goods—7.7%
Caterpillar	48,350		4,864,010
General Dynamics	2,960		430,266
General Electric	222,550		5,895,349
Lockheed Martin	24,610		4,714,292
Northrop Grumman	13,050		1,839,137
Raytheon	15,170		1,618,639
			19,361,693
Commercial & Professional Services—5.2%
Pitney Bowes	239,315		5,891,935
R.R. Donnelley & Sons	421,400		7,096,376
			12,988,311
Consumer Durables & Apparel—.7%
Garmin	13,900		796,470
Leggett & Platt	7,500		315,675
Mattel	19,170		604,813
			1,716,958
Consumer Services—5.1%
Carnival	29,950		1,322,592
H&R Block	173,840		5,847,978
Las Vegas Sands	29,700		1,891,593
McDonald’s	12,750		1,234,327
Starwood Hotels & Resorts Worldwide	29,950	[a]	2,366,050
Wynn Resorts	1,100		196,471
			12,859,011

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Diversified Financials—1.6%
American Express	2,120	195,930
Ares Capital	42,350	696,657
Artisan Partners Asset Management, Cl. A	24,100	1,247,175
Invesco	31,200	1,259,232
Navient	30,600	641,376
		4,040,370
Energy—7.2%
Chevron	28,560	3,109,327
ConocoPhillips	84,115	5,557,478
Exxon Mobil	58,310	5,279,387
Kinder Morgan	16,050	663,667
Noble	59,700	1,074,003
ONEOK	8,500	460,360
Phillips 66	6,350	463,677
Schlumberger	4,250	365,287
Seadrill	31,000	454,460
Valero Energy	12,950	629,499
		18,057,145
Food & Staples Retailing—4.8%
CVS Health	20,670	1,888,411
Wal-Mart Stores	102,040	8,932,582
Walgreen	16,990	1,165,684
		11,986,677
Food, Beverage & Tobacco—7.0%
Altria Group	188,970	9,497,632
Coca-Cola	14,500	650,035
ConAgra Foods	8,030	293,256
Dr. Pepper Snapple Group	9,560	707,440
Philip Morris International	74,290	6,458,030
		17,606,393
Health Care Equipment & Services—.5%
Abbott Laboratories	6,880	306,229
Humana	2,020	278,699

8

Common Stocks (continued)	Shares	Value ($)
Health Care Equipment &
Services (continued)
Medtronic	4,500	332,415
WellPoint	1,900	243,029
		1,160,372
Household & Personal Products—1.3%
Clorox	8,600	873,932
Procter & Gamble	26,600	2,405,438
		3,279,370
Insurance—1.0%
MetLife	35,500	1,974,155
Old Republic International	14,500	219,385
Prudential Financial	4,005	340,345
		2,533,885
Materials—2.4%
Dow Chemical	66,700	3,246,289
Freeport-McMoRan	16,650	447,052
LyondellBasell Industries, Cl. A	28,300	2,231,738
Rockwood Holdings	2,800	218,260
		6,143,339
Media—.9%
Cablevision Systems (NY Group),	66,400	1,349,248
Regal Entertainment Group, Cl. A	32,900	759,661
Viacom, Cl. B	3,340	252,604
		2,361,513
Pharmaceuticals, Biotech &
Life Sciences—12.0%
AbbVie	19,430	1,344,556
Bristol-Myers Squibb	101,460	5,991,213
Eli Lilly & Co.	18,770	1,278,612
Johnson & Johnson	36,750	3,978,187
Merck & Co.	144,610	8,734,444
Pfizer	285,857	8,904,446
		30,231,458

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate—7.8%
Annaly Capital Management	503,310	[a]	5,798,131
Chimera Investment	263,600	[a]	890,968
Corrections Corporation of America	34,550	[a]	1,252,438
Equity Commonwealth	17,560		446,551
HCP	23,250	[a]	1,041,600
Hospitality Properties Trust	24,340	[a]	744,804
Host Hotels & Resorts	83,600	[a]	1,942,864
Kimco Realty	27,100	[a]	689,695
MFA Financial	659,200	[a]	5,524,096
Starwood Property Trust	52,600	[a]	1,265,556
			19,596,703
Retailing—1.5%
Foot Locker	16,200		928,098
Genuine Parts	3,270		336,091
Home Depot	19,690		1,957,186
Target	6,700		495,800
			3,717,175
Semiconductors & Semiconductor
Equipment—3.8%
Intel	201,595		7,509,414
Maxim Integrated Products	8,455		250,014
Microchip Technology	17,250		778,838
Texas Instruments	20,800		1,131,936
			9,670,202
Software & Services—4.6%
CA	143,650		4,474,698
International Business Machines	1,190		192,982
Leidos Holdings	17,350		701,114
Microsoft	97,585		4,665,539
Oracle	39,790		1,687,494
			11,721,827

10

Common Stocks (continued)	Shares	Value ($)
Technology Hardware &
Equipment—8.1%
Apple	76,820	9,136,203
Cisco Systems	81,800	2,260,952
Hewlett-Packard	25,850	1,009,701
Lexmark International, Cl. A	14,050	602,183
QUALCOMM	17,850	1,301,265
Seagate Technology	94,250	6,230,868
		20,541,172
Telecommunication Services—5.7%
AT&T	168,160	5,949,501
Verizon Communications	117,070	5,922,571
Windstream Holdings	259,100	2,619,501
		14,491,573
Transportation—.3%
Union Pacific	2,300	268,571
United Parcel Service, Cl. B	4,020	441,878
		710,449
Utilities—6.8%
Ameren	8,660	373,333
American Electric Power	95,660	5,505,233
CMS Energy	6,850	226,735
Consolidated Edison	8,240	520,356
Duke Energy	2,400	194,160
Entergy	46,200	3,876,180
PG&E	73,600	3,716,800
Public Service Enterprise Group	6,260	261,543
Southern	44,000	2,086,920
Wisconsin Energy	6,800	335,920
		17,097,180
Total Common Stocks
(cost $203,136,200)		249,862,691

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,147,660)	1,147,660 [b]	1,147,660
Total Investments (cost $204,283,860)	99.6%	251,010,351
Cash and Receivables (Net)	.4%	894,965
Net Assets	100.0%	251,905,316

a	Investment in real estate investment trust.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals,		Banks	3.2
Biotech & Life Sciences	12.0	Materials	2.4
Technology Hardware & Equipment	8.1	Diversified Financials	1.6
Real Estate	7.8	Retailing	1.5
Capital Goods	7.7	Household &
Energy	7.2	Personal Products	1.3
Food, Beverage & Tobacco	7.0	Insurance	1.0
Utilities	6.8	Media	.9
Telecommunication Services	5.7	Consumer Durables & Apparel	.7
Commercial & Professional Services	5.2	Health Care
Consumer Services	5.1	Equipment & Services	.5
Food & Staples Retailing	4.8	Money Market Investment	.4
Software & Services	4.6	Transportation	.3
Semiconductors &
Semiconductor Equipment	3.8		99.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

Novenber 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	203,136,200	249,862,691
Affiliated issuers	1,147,660	1,147,660
Cash		244,445
Dividends receivable		858,829
Receivable for shares of Beneficial Interest subscribed		125,775
Prepaid expenses		33,602
		252,273,002
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		222,408
Payable for shares of Beneficial Interest redeemed		58,029
Accrued expenses		87,249
		367,686
Net Assets ($)		251,905,316
Composition of Net Assets ($):
Paid-in capital		197,141,465
Accumulated undistributed investment income—net		749,839
Accumulated net realized gain (loss) on investments		7,287,521
Accumulated net unrealized appreciation
(depreciation) on investments		46,726,491
Net Assets ($)		251,905,316

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	204,314,800	16,387,470	30,167,055	1,035,991
Shares Outstanding	10,923,273	886,458	1,607,260	55,302
Net Asset Value Per Share ($)	18.70	18.49	18.77	18.73
See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,381,276
Affiliated issuers	546
Total Income	4,381,822
Expenses:
Management fee—Note 3(a)	882,690
Shareholder servicing costs—Note 3(c)	372,142
Distribution fees—Note 3(b)	57,772
Registration fees	36,193
Professional fees	23,668
Custodian fees—Note 3(c)	19,078
Prospectus and shareholders’ reports	11,104
Trustees’ fees and expenses—Note 3(d)	8,699
Interest expenses—Note 2	1,588
Loan commitment fees—Note 2	1,526
Miscellaneous	8,416
Total Expenses	1,422,876
Less—reduction in expenses due to undertaking—Note 3(a)	(106,836)
Less—reduction in fees due to earnings credits—Note 3(c)	(45)
Net Expenses	1,315,995
Investment Income—Net	3,065,827
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,251,801
Net unrealized appreciation (depreciation) on investments	8,747,549
Net Realized and Unrealized Gain (Loss) on Investments	14,999,350
Net Increase in Net Assets Resulting from Operations	18,065,177

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014[a]
Operations ($):
Investment income—net	3,065,827	4,921,015
Net realized gain (loss) on investments	6,251,801	2,580,031
Net unrealized appreciation
(depreciation) on investments	8,747,549	23,329,460
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,065,177	30,830,506
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,386,433)	(3,653,732)
Class C	(143,426)	(213,737)
Class I	(363,858)	(596,738)
Class Y	(98,610)	(2,773)
Net realized gain on investments:
Class A	—	(1,612,000)
Class C	—	(134,342)
Class I	—	(258,858)
Class Y	—	(11)
Total Dividends	(2,992,327)	(6,472,191)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	30,612,977	75,642,920
Class C	1,855,832	7,248,135
Class I	14,060,603	20,002,874
Class Y	13,021,558	790,059
Dividends reinvested:
Class A	2,180,431	4,870,057
Class C	95,886	222,361
Class I	183,186	380,324
Class Y	12,900	2,750
Cost of shares redeemed:
Class A	(19,653,965)	(28,829,405)
Class C	(1,637,270)	(1,701,630)
Class I	(15,787,824)	(5,459,733)
Class Y	(12,657,014)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	12,287,300	73,168,712
Total Increase (Decrease) in Net Assets	27,360,150	97,527,027
Net Assets ($):
Beginning of Period	224,545,166	127,018,139
End of Period	251,905,316	224,545,166
Undistributed investment income—net	749,839	676,339

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	1,715,121	4,687,802
Shares issued for dividends reinvested	122,732	301,656
Shares redeemed	(1,100,755)	(1,768,228)
Net Increase (Decrease) in Shares Outstanding	737,098	3,221,230
Class C
Shares sold	104,728	454,602
Shares issued for dividends reinvested	5,463	13,898
Shares redeemed	(92,669)	(105,212)
Net Increase (Decrease) in Shares Outstanding	17,522	363,288
Class Ib
Shares sold	781,969	1,242,479
Shares issued for dividends reinvested	10,267	23,517
Shares redeemed	(880,297)	(338,257)
Net Increase (Decrease) in Shares Outstanding	(88,061)	927,739
Class Yb
Shares sold	724,989	46,645
Shares issued for dividends reinvested	724	159
Shares redeemed	(717,215)	—
Net Increase (Decrease) in Shares Outstanding	8,498	46,804

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended November 30, 2014, 690,049 Class I shares representing $12,400,178 were exchanged for 690,433 ClassY shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2014				Year Ended May 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	17.55		15.42	13.16	13.23	10.52	9.24
Investment Operations:
Investment income—net[a]	.23		.45	.50	.39	.23	.16
Net realized and unrealized
gain (loss) on investments	1.15		2.28	2.40	.01	2.66	1.27
Total from Investment Operations	1.38		2.73	2.90	.40	2.89	1.43
Distributions:
Dividends from
investment income—net	(.23)		(.42)	(.49)	(.36)	(.18)	(.15)
Dividends from net realized
gain on investments	—		(.18)	(.15)	(.11)	—	—
Total Distributions	(.23)		(.60)	(.64)	(.47)	(.18)	(.15)
Net asset value, end of period	18.70		17.55	15.42	13.16	13.23	10.52
Total Return (%)[b]	8.00	[c]	18.11	22.65	3.18	27.70	15.55
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.20	[d]	1.21	1.30	1.80	5.40	9.40
Ratio of net expenses
to average net assets	1.10	[d]	1.10	1.15	1.19	1.50	1.50
Ratio of net investment income
to average net assets	2.61	[d]	2.75	3.48	2.99	1.85	1.49
Portfolio Turnover Rate	29.20	[c]	20.36	53.66	66.38	121.84	76.05
Net Assets, end of period
($ x 1,000)	204,315		178,781	107,425	51,754	2,312	1,236

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2014				Year Ended May 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	17.35		15.26	13.03	13.10	10.43	9.18
Investment Operations:
Investment income—net[a]	.17		.33	.39	.30	.13	.09
Net realized and unrealized
gain (loss) on investments	1.14		2.25	2.37	.01	2.65	1.26
Total from Investment Operations	1.31		2.58	2.76	.31	2.78	1.35
Distributions:
Dividends from
investment income—net	(.17)		(.31)	(.38)	(.27)	(.11)	(.10)
Dividends from net realized
gain on investments	—		(.18)	(.15)	(.11)	—	—
Total Distributions	(.17)		(.49)	(.53)	(.38)	(.11)	(.10)
Net asset value, end of period	18.49		17.35	15.26	13.03	13.10	10.43
Total Return (%)[b]	7.58	[c]	17.18	21.74	2.47	26.79	14.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.92	[d]	2.00	2.11	2.96	6.19	10.13
Ratio of net expenses
to average net assets	1.85	[d]	1.85	1.90	2.00	2.25	2.25
Ratio of net investment income
to average net assets	1.86	[d]	2.00	2.76	2.30	1.09	.78
Portfolio Turnover Rate	29.20	[c]	20.36	53.66	66.38	121.84	76.05
Net Assets, end of period
($ x 1,000)	16,387		15,077	7,715	4,148	913	286

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

Six Months Ended
November 30, 2014				Year Ended May 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	17.61		15.47	13.20	13.26	10.54	9.25
Investment Operations:
Investment income—net[a]	.25		.50	.55	.42	.25	.18
Net realized and unrealized
gain (loss) on investments	1.16		2.28	2.39	.02	2.67	1.28
Total from Investment Operations	1.41		2.78	2.94	.44	2.92	1.46
Distributions:
Dividends from
investment income—net	(.25)		(.46)	(.52)	(.39)	(.20)	(.17)
Dividends from net realized
gain on investments	—		(.18)	(.15)	(.11)	—	—
Total Distributions	(.25)		(.64)	(.67)	(.50)	(.20)	(.17)
Net asset value, end of period	18.77		17.61	15.47	13.20	13.26	10.54
Total Return (%)	8.06	[b]	18.47	22.96	3.47	28.04	15.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[c]	.96	1.12	1.60	5.25	9.28
Ratio of net expenses
to average net assets	.85	[c]	.85	.90	.93	1.25	1.25
Ratio of net investment income
to average net assets	2.84	[c]	2.99	3.74	3.31	2.07	1.72
Portfolio Turnover Rate	29.20	[b]	20.36	53.66	66.38	121.84	76.05
Net Assets, end of period
($ x 1,000)	30,167		29,862	11,878	3,208	72	81

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2014	Year Ended
Class Y Shares	(Unaudited)	May 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	17.61	15.26
Investment Operations:
Investment income—net[b]	.29	.38
Net realized and unrealized
gain (loss) on investments	1.08	2.51
Total from Investment Operations	1.37	2.89
Distributions:
Dividends from investment income—net	(.25)	(.36)
Dividends from net realized gain on investments	—	(.18)
Total Distributions	(.25)	(.54)
Net asset value, end of period	18.73	17.61
Total Return (%)[c]	7.89	19.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.84	.97
Ratio of net expenses to average net assets[d]	.84	.85
Ratio of net investment income
to average net assets[d]	3.29	2.75
Portfolio Turnover Rate	29.20 [c]	20.36
Net Assets, end of period ($ x 1,000)	1,036	824

a	From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

22

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	249,408,231	—	—	249,408,231
Equity Securities—
Foreign
Common Stocks†	454,460	—	—	454,460
Mutual Funds	1,147,660	—	—	1,147,660

†	See Statement of Investments for additional detailed categorizations.

24

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	5/31/2014	($)	Purchases ($)	Sales ($)	11/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,247,730		25,374,626	25,474,696	1,147,660.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2014 was as follows: ordinary income $6,118,854 and long-term capital gains $353,337.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2014, was approximately $291,300, with a related weighted average annualized interest rate of 1.09%.

26

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from June 1, 2014 through October 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that direct annual fund operating expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .85% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $106,836 during the period ended November 30, 2014.

During the period ended November 30, 2014, the Distributor retained $27,293 from commissions earned on sales of the fund’s Class A shares and $934 from CDSC’s on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2014, Class C shares were charged $57,772, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make pay-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2014, Class A and Class C shares were charged $235,863 and $19,257, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $19,248 for transfer agency services and $1,206 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $45.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $19,078 pursuant to the custody agreement.

28

During the period ended November 30, 2014, the fund was charged $3,616 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $152,080, Distribution Plan fees $9,963, Shareholder Services Plan fees $44,586, custodian fees $18,000, Chief Compliance Officer fees $1,234 and transfer agency fees $9,627, which are offset against an expense reimbursement currently in effect in the amount $13,082.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2014, amounted to $80,002,603 and $68,582,641, respectively.

At November 30, 2014, accumulated net unrealized appreciation on investments was $46,726,491, consisting of $49,412,848 gross unrealized appreciation and $2,686,357 gross unrealized depreciation.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak,

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)